DEBT - Convertible debt agreements (Details) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 06, 2022	Aug. 26, 2022	Apr. 30, 2021	Jan. 31, 2020	Dec. 31, 2022
Debt
Exercise price of warrants					$ 11.50
Loss on extinguishment of debt					$ (2,597,842)
Convertible stock price trigger					$ 18.00
Convertible conversion ratio					86.95652173913043
Principal amount					$ 1,000
Aggregate principal amount					25.00%
Convertible debt agreements
Debt
Equipment financing arrangements to purchase capital equipment		$ 30,000,000
Subordinated convertible notes
Debt
Equipment financing arrangements to purchase capital equipment		17,450,000
Issuance of common stock (in shares)	36,469
Senior Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment	$ 16,960,000	16,960,000
Maturity	3 years
Interest rate per annum	9.00%
Senior Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants	169,597
Exercise price of warrants	$ 11.50
Subordinated Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment	$ 17,450,000
Maturity	3 years				3 years
Issuance of common stock (in shares)	290,244
Subordinated Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants	1,745,310
Subordinated Convertible Notes | Prime Rate [Member]
Debt
Spread on interest rate	9.00%				9.00%
Subordinated Loan and Security Agreement
Debt
Equipment financing arrangements to purchase capital equipment		$ 2,547,879
Number of common stock shares, called by warrants		296,456
Issuance of common stock (in shares)		42,464
Subordinated debt					$ 0
Loss on extinguishment of debt					$ (2,405,111)
First loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment				$ 3,800,000
Maturity				4 years
Second loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment			$ 2,000,000
Maturity			3 years